Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	TECOGEN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36103
Entity Tax Identification Number	04-3536131
Entity Address, Address Line One	76 Treble Cove Road, Building 1
Entity Address, State or Province	MA
Entity Address, City or Town	North Billerica
Entity Address, Postal Zip Code	01862
City Area Code	781
Local Phone Number	466-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001537435